787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 30, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Credit Suisse Opportunity Funds

Post-Effective Amendment No. 91 under the Securities Act of 1933 and Amendment No. 92 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 33-92982 and File No. 811-09054)

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 92 to the Registration Statement (the “Amendment”) with respect to the Credit Suisse Multialternative Strategy Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment objective, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on December 30, 2019.

It is proposed that the Amendment will become effective on the sixtieth day after the filing  pursuant to Rule 485(a)(1) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Lou Anne McInnis, Esq., Credit Suisse Asset Management, LLC